Consolidated Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net profit / (loss) for the period	€ (206,818)	€ (197,166)
Reversal of finance income	(84,171)	(23,268)
Reversal of finance expenses	14,833	1,703
Reversal of gain and loss on disposal of property, plant and equipment	14	0
Reversal of tax charge	195	(259)
Increase / (decrease) in provisions	3,529	0
Adjustments for non-cash items:
Non-cash consideration regarding revenue	(1,275)	(1,155)
Share of profit / (loss) of associate	6,039	(23,289)
Share-based payment	36,770	39,396
Depreciation	8,584	7,112
Amortization	222	222
Changes in working capital:
Inventories	(25,917)	0
Receivables	(5,698)	(4,035)
Prepayments	(9,637)	(7,832)
Contract liabilities (deferred income)	(1,865)	(218)
Trade payables, accrued expenses and other payables	7,960	10,902
Cash flows generated from / (used in) operations	(257,235)	(197,887)
Finance income received	3,828	1,915
Finance expenses paid	(1,242)	(699)
Income taxes received / (paid)	(532)	(149)
Cash flows from / (used in) operating activities	(255,181)	(196,820)
Investing activities
Investment in associate	0	(10,187)
Acquisition of property, plant and equipment	(7,544)	(7,607)
Reimbursement from acquisition of property, plant and equipment	9,535	0
Development expenditures (software)	0	(530)
Purchase of marketable securities	(89,700)	(76,358)
Settlement of marketable securities	136,139	75,600
Cash flows from / (used in) investing activities	48,430	(19,082)
Financing activities
Payment of principal portion of lease liabilities	(3,163)	(3,371)
Net proceeds from convertible senior notes	503,281	0
Proceeds from exercise of warrants	686	4,782
Acquisition of treasury shares, net of transaction costs	(105,304)	0
Cash flows from / (used in) financing activities	395,500	1,411
Increase / (decrease) in cash and cash equivalents	188,749	(214,491)
Cash and cash equivalents at January 1	446,267	584,517
Effect of exchange rate changes on balances held in foreign currencies	37,371	14,513
Bank deposits	670,244	383,073
Short-term marketable securities	2,143	1,466
Cash and cash equivalents at June 30	€ 672,387	€ 384,539